Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term debt, gross	$ 32,860
Less current portion of long-term debt, gross	635	$ 598
Less current portion debt issuance costs	(60)	(60)
Current portion of long-term debt	575	538
Long-term debt, gross, net of current portion	29,025	29,659
Debt issuance costs, net of current portion	(379)	(439)
Long-term debt	28,646	29,220
Term Loan Agreement [Member]
Long-term debt, gross	29,660	30,257
Debt issuance costs	(439)	(499)
Term Loan Agreement	$ 29,221	$ 29,758